Income Taxes and Related Payments	12 Months Ended
Dec. 31, 2013
Income Taxes and Related Payments
Note 12.	Income Taxes and Related Payments

APAM is subject to U.S. federal and state income taxation on APAM’s allocable portion of the income of Holdings. APAM’s effective income tax rate was lower than the U.S. Federal statutory rate and is dependent on many factors, including a rate benefit attributable to the fact that approximately 78% of Holdings’ earnings are not subject to corporate level taxes. This favorable impact is partially offset by the impact of certain permanent items, primarily attributable to certain compensation related expenses that are not deductible for tax purposes. Prior to the IPO and reorganization in March 2013, none of Holdings’ earnings were subject to U.S. corporate-level taxes. The provision for income taxes in 2012 represents foreign income taxes of certain foreign corporate subsidiaries.

The H&F Corp Merger described in Note 2, “Reorganization and IPO” resulted in an increase in amortizable basis which the Company expects will reduce future U.S. federal and state income taxes and create a liability under the TRA between APAM and the shareholder of H&F Corp. The purchase by APAM of common and preferred units in connection with the IPO and of preferred units in connection with the November 2013 offering also resulted in an increase in amortizable basis which the Company expects will reduce future U.S. federal and state income taxes and create a liability under the TRA between APAM and the limited partners of Holdings. The TRAs require APAM to pay to the relevant counterparty an amount equal to 85% of the cash tax savings (if any) resulting from the increased tax benefits from the transaction giving rise to the tax benefit and for APAM to retain 15% of such benefits. Accordingly, balances of deferred tax assets, amounts payable under TRA and additional paid-in capital were $183.9 million, $160.7 million and $28.4 million , respectively, as of December 31, 2013. The deferred tax asset is comprised of $63.7 million related to the IPO and 123.9 million related to the November 2013 offering, less $3.7 million current year-to-date amortization.

See Note 3, “Summary of Significant Accounting Policies” for further information. No amounts were paid under the TRAs for the year ended December 31, 2013.

Components of the provision for income taxes consist of the following:

	For the Year Ended December 31,
	2013	2012	2011
Current:
Federal	$13,816	$—	$—
State and local	2,719	—	—
Foreign	471	1,047	1,162

Total	17,006	1,047	1,162

Deferred:
Federal	9,089	—	—
State and local	295	—	—

Total	9,384	—	—

Income tax expense	$26,390	$1,047	$1,162

The provision for income taxes from operations differs from the amount of income tax computed by applying the applicable U.S. statutory federal income tax rate to income before provision for income taxes as follows:

For the Period from March 12, 2013 through December 31, 2013
U.S. Federal Statutory Rate	35.0%
Non-deductible share-based compensation	2.6
Rate benefit from the flow through entity	(27.4)
Other	1.4

Effective Tax Rate	11.6%

The effective tax rate includes a rate benefit attributable to the fact that for the year ended December 31, 2013, approximately 78% of Artisan Partners Holdings’ taxable earnings were attributable to other partners and not taxable to Artisan. This favorable impact is partially offset by the impact of certain permanent items, primarily attributable to certain compensation-related expenses that are not deductible for tax purposes.

Net deferred tax assets comprise the following:

	As of December 31, 2013	As of December 31, 2012
Deferred tax assets:
Amortizable basis(1)	$183,858	$—
Other(2)	4,049	—

Total deferred tax assets	187,907	—
Less: valuation allowance(3)	—	—

Net deferred tax assets	$187,907	$—

(1)	Represents the unamortized step-up of tax basis from the H&F Corp Merger and the purchase of Class A common units and preferred units by APAM.

(2)	Represents the net deferred tax assets associated with the H&F Corp Merger and other miscellaneous deferred tax assets.

(3)

Artisan assessed whether the deferred tax assets would be realizable and determined based on its history of taxable income that the benefits would more likely than not be realized. Accordingly, no valuation allowance is required.

Accounting standards establish a minimum threshold for recognizing, and a system for measuring, the benefits of income tax return positions in financial statements. There were no uncertain tax positions recorded as of December 31, 2013 and December 31, 2012.

In the normal course of business, Artisan is subject to examination by federal and certain state, local and foreign tax regulators. As of December 31, 2013, our U.S. federal income tax returns for the years 2009 through 2013 are open and therefore subject to examination. State and local tax returns are generally subject to audit from 2009 to 2013. Foreign tax returns are generally subject to audit from 2009 to 2013.